Commitments and Contingencies Level 4 Lease Commitments (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 1	$ 1	$ 2	$ 2
Operating Leases, Future Minimum Payments Due, Next Twelve Months			2
Operating Leases, Future Minimum Payments, Due in Two Years			1
Operating Leases, Future Minimum Payments, Due in Three Years			1
Operating Leases, Future Minimum Payments, Due in Four Years			1
Operating Leases, Future Minimum Payments, Due in Five Years			1
Operating Leases, Future Minimum Payments, Due Thereafter			0
Operating Leases, Future Minimum Payments Due			$ 6